Shareholder Report, Line Graph (Details) 197365_Optimize Strategy Index ETF_TF_TSR Annual {TF} - USD ($)			12 Months Ended
	Mar. 31, 2025	Apr. 22, 2024	Mar. 31, 2026
Optimize Strategy Index ETF
Account Value [Line Items]
Line Graph and Table Measure Name			Optimize Strategy Index ETF NAV
Accumulated Value	$ 10,787	$ 10,000	$ 14,629
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500 TR
Accumulated Value	$ 11,344	$ 10,000	$ 13,364